Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2023
Registrant Name	dei_EntityRegistrantName	Vanguard Pennsylvania Tax-Free Funds
CIK	dei_EntityCentralIndexKey	0000788606
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 27, 2024
Prospectus Date	rr_ProspectusDate	Mar. 27, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A